Capital - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	₩ 4,016	₩ 2,475
Factors for re-measurement of defined benefit liabilities
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	0	(4)
Foreign currency translation adjustments
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	₩ 4,016	₩ 2,479